Label	Element	Value
Midcap Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001056707_SupplementTextBlock	October 16, 2013 DREYFUS INVESTMENT PORTFOLIOS -MidCap Stock Portfolio Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	Midcap Stock Portfolio
Strategy [Heading]	rr_StrategyHeading	The following information is inserted after the first sentence of the first paragraph in the "Principal Investment Strategy" in the Summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and is inserted after the second sentence of the first paragraph and supersedes and replaces the last sentence in the "Fund Details - Goal and Approach" section in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

“The fund currently considers mid-cap companies to be those companies with market capitalizations that fall within the range of companies in the Standard & Poor’s MidCap 400® Index, the fund’s benchmark index.  As of September 30, 2013, the market capitalization range of companies in the Standard & Poor's MidCap 400® Index was between approximately $11.36 billion and $499 million.  The capitalization range varies with market changes and reconstitutions of the index.”